RELATED PARTY TRANSACTIONS - Summary of Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related party receivables	$ 7,895	$ 5,068
Related party payables	18,738	8,921
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	1,653	1,239
Related party payables	8,886	6,349
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	2,657	52
Related party payables	3,236	1,345
Archer Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	173	88
VLCC Chartering Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	81	81
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	2,370	1,953
Related party payables	5,558	1,227
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Related party receivables	538	489
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Related party receivables	68	68
Arcadia Petroleum [Member]
Related Party Transaction [Line Items]
Related party receivables	0	0
Flex LNG [Member]
Related Party Transaction [Line Items]
Related party receivables	210	979
Related party payables	1,058	0
North Atlantic Drilling Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	116	103
other related parties [Member]
Related Party Transaction [Line Items]
Related party receivables	$ 29	$ 16